SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Operating Income by Segment
	Year ended December 31, 2024
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for heat transfer components and OEM of heat transfer solutions	MRO services for Aviation Components and Lease	Overhaul and coating of jet engine components	Elimination of inter-Company sales	Consolidated

Revenues external	$36,466	$40,783	$67,475	$7,392	-	$152,116
Revenues internal	-	3,080	-	-	(3,080)	-

Cost of revenues	24,965	35,978	56,798	4,823	(3,462)	119,102
Gross profit	11,501	7,885	10,677	2,569	382	33,014

Research and development	481	582	-	185	-	1,248
Selling and marketing	2,300	2,039	2,968	439	-	7,746
General and administrative	3,291	3,271	4,880	459	-	11,901
Other segment expenses (income)*	-	5	* (388)	(415)	415	(383)

Operating income	$5,429	$1,988	$3,217	$1,901	$(33)	$12,502

Financial expenses, net
						(1,949)
Profit before tax benefits						$10,553

*Gain profit from fixed asset sales

	Year ended December 31, 2023
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for heat transfer components and OEM of heat transfer solutions	MRO services for Aviation Components and Lease	Overhaul and coating of jet engine components	Elimination of inter-Company sales	Consolidated
Revenues external	$27,555	$28,625	$50,760	$6,854	-	$113,794
Revenues internal	-	4,370	-	-	(4,370)	-

Cost of revenues	20,193	30,176	41,788	4,110	(4,941)	91,326
Gross profit	7,362	2,819	8,972	2,744	571	22,468

Research and development	159	177	268	111	-	715
Selling and marketing	1,618	1,539	2,040	326	-	5,523
General and administrative	2,772	3,436	3,555	825	-	10,588
Other segment expenses (income)	9	(3)	*(439)	(423)	423	(433)

Operating income	$2,804	$(2,330)	$3,548	$1,905	$148	$6,075

Financial expenses, net						(1,330)
Profit before tax benefits						$4,745

*Gain profit from fixed asset sales

	Year ended December 31, 2022
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for heat transfer components and OEM of heat transfer solutions	MRO services for Aviation Components and lease	Overhaul and coating of jet engine components	Elimination of inter-Company sales	Consolidated

Revenues external	$21,844	$21,063	$35,879	$5,770	-	$84,556
Revenues internal	-	3,733	-	-	(3,733)	-

Cost of revenues	18,778	20,750	28,890	3,495	(3,285)	68,628
Gross profit (loss)	3,066	4,046	6,989	2,275	(448)	15,928

Research and development	193	54	286	19	(74)	479
Selling and marketing	1,936	926	2,383	330	54	5,629
General and administrative	3,226	2,462	3,686	594	2	9,970
Other segment expenses (income)	(1,566)	(52)	(18)	-	1,547	(90)
Restructuring expenses, net	975	618	-	122	-	1,715

Operating income (loss)	$(1,698)	$38	$652	$1,210	$(1,977)	$(1,775)

Financial expenses, net						127
Profit (loss) before taxes on income						$(1,648)

Schedule of Assets, Depreciation and Amortization, and Capital Expenditures by Segment
	Year ended December 31, 2024
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for heat transfer components and OEM of heat transfer solutions	MRO services for Aviation Components and Lease	Overhaul and coating of jet engine components	Amounts not allocated to segments	Consolidated

Total assets	33,726	40,698	80,014	10,182	(1,258)	163,362
Depreciation and amortization	642	1,040	3,412	388	(27)	5,455
Expenditure for segment assets	1,972	1,124	1,347	683		5,126

	Year ended December 31, 2023
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for heat transfer components and OEM of heat transfer solutions	MRO services for Aviation Components and Lease	Overhaul and coating of jet engine components	Amounts not allocated to segments	Consolidated

Total assets	39,131	42,491	58,023	9,400	(3,468)	145,577
Depreciation and amortization	557	878	3,078	268	(71)	4,710
Expenditure for segment assets	1,352	252	3,519	458		5,581